Trade receivables (Details 5) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provision matrix [line items]
Current trade receivables from closely monitored countries	$ 1,505	$ 1,588
Current trade receivables from closely monitored countries past due more than one year	55	61
Current trade receivables from closely monitored countries past due more than one year, provisions recorded	$ 27	$ 24